Finance Costs And Income - Summary of finance costs and income (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Finance Costs [Abstract]
Short and long-term borrowings	[1]	$ 46,009	$ 17,252
Interest on lease liability		3,398	3,029
Total finance costs		49,407	20,281
Finance Income
Interest income		10,484	3,286
Net finance costs		$ 38,923	$ 16,995

[1]	Finance costs on short and long-term borrowings primarily relate to interest on the Company’s newly issued Notes, Term Loan and Revolving Credit Facility. Refer to Note 19 for more information on interest rates on the Notes, Term Loan and Revolving Credit Facility.